Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Treasury Shares

	USD	Quantity	Share value (USD)	Net income of uses
At the beginning of the year	31.4	4,977,698	6.3	—
Used for stock options plan (i)	(4.9)	(592,480)	8.3	2.7

At December 31, 2019	26.5	4,385,218	6.0	2.7

(i)	The beneficiaries of the shares used in the share-based compensation plan include the Statutory Board of Directors, Executive Directors and certain employees. Refer to Note 30.